UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-21566

BlackRock Global Floating Rate Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Global Floating Rate Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-825-2257

Date of fiscal year end:       December 31, 2007
Date of reporting period:    March 31, 2007

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2007

BlackRock Global Floating Rate Income Trust (BGT)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—158.0%
		Corporate Bonds—22.4%
		Aerospace & Defense—0.2%
$ 75	[1]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	$77,625
671		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	714,615
		Total Aerospace & Defense	792,240
		Automotive—0.1%
		AutoNation, Inc.,
60		7.00%, 4/15/14	60,600
70	[2]	7.36%, 4/15/13	70,700
150	[1,2]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.86%, 5/15/14	153,000
60	[1,2]	Goodyear Tire & Rubber Co., 9.14%, 12/01/09	60,300
150		Lear Corp., Ser. B, 8.75%, 12/01/16	143,250
120		Metaldyne Corp., 10.00%, 11/01/13	122,700
		Total Automotive	610,550
		Basic Materials—3.3%
1,000	[2]	Abitibi-Consolidated, Inc., 8.855%, 6/15/11 (Canada)	962,500
970		AK Steel Corp., 7.75%, 6/15/12	985,763
125	[1]	American Pacific Corp., 9.00%, 2/01/15	125,781
260	[2]	Boise Cascade LLC, 8.235%, 10/15/12	260,975
2,040	[2]	Bowater, Inc., 8.355%, 3/15/10	2,045,100
10		Chemtura Corp., 6.875%, 6/01/16	9,675
90		CPG Intl. I, Inc., 10.50%, 7/01/13	94,500
20		Domtar, Inc., 7.125%, 8/15/15 (Canada)	19,900
70		Donohue Forest Products, 7.625%, 5/15/07 (Canada)	70,175
250	[2]	Freeport-McMoRan Copper & Gold, Inc., 8.564%, 4/01/15	262,500
750		Hercules, Inc., 6.75%, 10/15/29	750,000
		Ineos Group Holdings Plc (United Kingdom)
225		7.875%, 2/07/16 (EUR)	281,029
430	[1]	8.50%, 2/15/16	411,725
625	[1]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	631,250
4,000	[3]	Lecta S.A., Zero Coupon, 2/15/14 (EUR) (Luxembourg)	5,396,834
		Lyondell Chemical Co.,
100		8.00%, 9/15/14	104,750
170		8.25%, 9/15/16	181,900
300		11.125%, 7/15/12	321,000
565		Nalco Co., 8.875%, 11/15/13	600,313
		NewPage Corp.,
55		10.00%, 5/01/12	60,156
1,500	[2]	11.61%, 5/01/12	1,640,625
50		PQ Corp., Zero Coupon, 2/15/13	50,500
		Total Basic Materials	15,266,951
		Building & Development—0.2%
1,000	[2]	Ainsworth Lumber Co. Ltd., 9.10%, 10/01/10 (Canada)	795,000
20		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	20,100
		Total Building & Development	815,100
		Commercial Services—0.0%
40	[1,2]	NCO Group, Inc., 10.23%, 11/15/13	40,100
100	[1]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	105,000
		Total Commercial Services	145,100
		Consumer Products—1.1%
1,100	[2]	Ames True Temper, Inc., 9.36%, 1/15/12	1,124,750
50		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	46,000
500	[1]	General Nutrition Centers, Inc., 9.796%, 3/15/14	490,000
388		Lazy Days RV Center, Inc., 11.75%, 5/15/12	397,700
180	[2]	Levi Strauss & Co., 10.099%, 4/01/12	183,600
210	[1]	Michaels Stores, Inc., 10.00%, 11/01/14	225,487
530	[1,2]	Nutro Products, Inc., 9.40%, 10/15/13	545,900

BlackRock Global Floating Rate Income Trust (BGT) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Consumer Products—(cont'd)
$ 80	[1]	Quebecor World Capital Corp., 8.75%, 3/15/16 (Canada)	$81,000
2,000		Reynolds American, Inc., 7.625%, 6/01/16	2,127,662
		Total Consumer Products	5,222,099
		Containers & Packaging—0.2%
		Berry Plastics Holding Corp.,
110		8.875%, 9/15/14	112,475
500	[2]	9.23%, 9/15/14	512,500
150	[1,2]	Impress Holdings BV, 8.485%, 9/15/13 (Netherlands)	150,330
		Total Containers & Packaging	775,305
		Energy—7.8%
750	[1]	AES Corp., 9.00%, 5/15/15	801,562
135		Chaparral Energy, Inc., 8.50%, 12/01/15	133,313
		Compagnie Generale de Geophysique-Veritas (France)
70		7.50%, 5/15/15	72,100
50		7.75%, 5/15/17	52,250
375		El Paso Production Holding Co., 7.75%, 6/01/13	391,875
505		Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	511,313
14,430		Gazprom OAO, 9.625%, 3/01/13 (Germany)	17,064,918
40		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	39,700
750		KCS Energy, Inc., 7.125%, 4/01/12	742,500
		Pemex Project Funding Master Trust,
800		9.375%, 12/02/08	848,800
12,700	[2]	Ser. 15, 7.16%, 10/15/09	13,150,850
		Reliant Energy, Inc.,
180		6.75%, 12/15/14	190,125
750		9.25%, 7/15/10	790,312
220	[1]	SemGroup LP, 8.75%, 11/15/15	223,300
300		Whiting Petroleum Corp., 7.25%, 5/01/13	294,750
		Total Energy	35,307,668
		Entertainment & Leisure—0.1%
130	[1]	Greektown Holdings LLC, 10.75%, 12/01/13	139,100
25		Poster Financial Group, Inc., 8.75%, 12/01/11	26,000
120	[1]	TDS Investor, 9.875%, 9/01/14	125,700
20		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	19,800
		Total Entertainment & Leisure	310,600
		Financial Institutions—3.6%
90		AES Ironwood LLC, 8.857%, 11/30/25	101,722
2,000		Alrosa Finance Ltd., 8.125%, 5/06/08 (Luxembourg)	2,042,000
140		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	138,250
630		Crum & Forster Holdings Corp., 10.375%, 6/15/13	680,400
5,455		Kazkommerts Intl. BV, 8.50%, 4/16/13 (Netherlands)	5,754,370
3,000	[1]	Kazkommertsbank Intl. BV, 8.50%, 4/16/13 (Netherlands)	3,172,500
25	[2,4]	Marsh & McLennan Cos., Inc., 5.50%, 7/13/07	25,005
250	[1]	Momentive Performance Materials, Inc., 10.125%, 12/01/14	258,125
750	[1]	Rainbow National Services LLC, 8.75%, 9/01/12	797,813
3,000	[1,2]	TuranAlem Finance BV, 6.735%, 1/22/09 (Netherlands)	3,110,961
300	[2]	Universal City Florida Holding Co. I/II, 10.11%, 5/01/10	309,375
		Total Financial Institutions	16,390,521
		Health Care—1.0%
1,750	[1,2]	Angiotech Pharmaceuticals, Inc., 9.11%, 12/01/13 (Canada)	1,787,187
1,915	[1,2]	HealthSouth Corp., 11.354%, 6/15/14	2,068,200
125		Tenet Healthcare Corp., 6.875%, 11/15/31	98,750
600		Universal Hospital Services, Inc., 10.125%, 11/01/11	637,500
		Total Health Care	4,591,637
		Industrials—0.2%
125		Park-Ohio Industries, Inc., 8.375%, 11/15/14	122,500
210	[1]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	222,600

BlackRock Global Floating Rate Income Trust (BGT) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Industrials—(cont'd)
$ 445		Trimas Corp., 9.875%, 6/15/12	$444,444
		Total Industrials	789,544
		Media—0.9%
50		Affinion Group, Inc., 10.125%, 10/15/13	54,500
100	[2]	Cablevision Systems Corp., Ser. B, 9.82%, 4/01/09	106,000
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
680		10.25%, 9/15/10	717,400
45		Ser. B, 10.25%, 9/15/10	47,419
		Echostar DBS Corp.,
135		6.375%, 10/01/11	135,843
1,055		7.00%, 10/01/13	1,086,650
230		7.125%, 2/01/16	237,475
250	[1]	Idearc, Inc., 8.00%, 11/15/16	256,875
100	[1]	Iesy Repository GMBH, 10.375%, 2/15/15 (Germany)	106,000
80		MediaNews Group, Inc., 6.875%, 10/01/13	72,800
80		Network Communications, Inc., 10.75%, 12/01/13	81,700
70		Nexstar Finance, Inc., 7.00%, 1/15/14	67,200
410	[1]	Nielsen Finance LLC/Nielsen Finance Co., 10.00%, 8/01/14	446,900
350	[1,2]	Paxson Communications Corp., 8.61%, 1/15/12	357,875
250		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	265,625
		Total Media	4,040,262
		Real Estate—1.3%
6,350		Rouse Co., 5.375%, 11/26/13	5,975,426
		Technology—0.1%
35	[1,2]	Conexant Systems, Inc., 9.11%, 11/15/10	35,919
		Freescale Semiconductor, Inc.,
320	[1]	9.125%, 12/15/14	317,600
100	[1,2]	9.23%, 12/15/14	99,750
45		Sensata Technologies, 8.00%, 5/01/14 (Netherlands)	44,719
20		SunGard Data Systems, Inc., 10.25%, 8/15/15	21,825
140		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	144,550
		Total Technology	664,363
		Telecommunications—2.2%
1,250	[2]	Centennial Communications Corp., 11.099%, 1/01/13	1,315,625
310		Cincinnati Bell, Inc., 7.25%, 7/15/13	321,625
115	[2]	Hawaiian Telcom Communications, Inc., Ser. B, 10.889%, 5/01/13	116,725
		Intelsat Ltd. (Bermuda)
50		Zero Coupon, 1/15/13	52,125
75		5.25%, 11/01/08	73,781
100	[1,2]	8.872%, 1/15/15	102,452
200		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	214,000
1,500		Nordic Telephone Co. Holding ApS, 9.281%, 5/03/16 (EUR) (Denmark)	2,048,860
2,350	[2]	Qwest Communications Intl., Inc., 8.86%, 2/15/09	2,373,500
2,500	[2]	Qwest Corp., 8.605%, 6/15/13	2,725,000
400	[2]	Rogers Wireless Communications, Inc., 8.48%, 12/15/10 (Canada)	408,000
150	[1]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	171,750
		Total Telecommunications	9,923,443
		Transportation—0.1%
100	[1]	Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	97,000
315		Horizon Lines LLC, 9.00%, 11/01/12	330,750
		Total Transportation	427,750
		Total Corporate Bonds	102,048,559
		Bank Loans—115.3%
		Aerospace & Defense—1.6%
2,162		Caci Intl., Inc., LIBOR + 1.50%, 5/03/11	2,160,508
842		Camp Acquisition Co., Loan A, LIBOR + 3.00%, 8/30/11	842,370
983		DI Finance/DynCorp Intl., Loan B, LIBOR + 2.25%, 1/31/11	988,641
500		MRO Acquisition LLC, LIBOR + 2.50%, 9/15/10	501,875
		Primus Intl., Inc.,
30		0.50%, 6/16/12	29,836
470		Loan B, LIBOR + 2.50%, 6/16/12	472,664

BlackRock Global Floating Rate Income Trust (BGT) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	Aerospace & Defense—(cont'd)
$ 702	Standard Aero Holdings, Inc., LIBOR + 2.25%, 8/18/12	$704,913
493	US Investigations Services LLC, Loan B, LIBOR + 2.50%, 10/15/12	494,962
1,000	Wesco Aircraft Hardware Corp., LIBOR + 2.25%, 9/29/13	1,006,250
	Total Aerospace & Defense	7,202,019
	Automotive—5.3%
	Goodyear Tire & Rubber Co.,
500	LIBOR + 2.75%, 4/01/10	503,541
1,000	LIBOR + 3.50%, 4/01/11	1,005,000
993	GPX Intl. Tire Corp., LIBOR + 2.50%, 3/31/12	962,725
743	IAP Worldwide Services, Inc., LIBOR + 4.25%, 12/31/12	744,356
1,750	Keystone Automotive Industries, Inc., Loan B, LIBOR, 1/15/12	1,763,125
449	Lear Corp., LIBOR + 2.50%, 3/23/12	449,051
993	Mark IV Industries, Inc., LIBOR + 2.50%, 6/30/11	999,530
	Metaldyne Corp.,
104	LIBOR + 4.50%, 1/15/12	104,625
706	LIBOR, 1/15/14	711,450
5,000	Navistar Intl. Corp., LIBOR + 3.25%, 1/30/12	5,066,250
1,496	Rent-A-Center, Inc., Loan B, LIBOR + 1.75%, 6/30/12	1,498,735
	Reynolds & Reynolds Co.,
2,993	LIBOR + 2.00%, 10/31/12	3,004,258
1,250	LIBOR + 5.50%, 10/31/13	1,277,735
2,986	TI Group Automotive Systems, Loan C, LIBOR + 3.25%, 6/30/11	2,964,004
	TRW Automotive Acquisitions Corp.,
488	Loan B, LIBOR + 1.50%, 6/30/12	487,087
2,450	Loan E, LIBOR + 1.50%, 10/31/10	2,456,125
	Total Automotive	23,997,597
	Basic Materials—8.8%
2,346	Appleton Papers, Inc., LIBOR + 2.25%, 6/30/10	2,352,263
	Basell N.V.,
417	Loan B2, LIBOR + 2.25%, 9/30/13	420,964
83	Loan B4, LIBOR + 2.25%, 8/01/13	84,193
417	Loan C2, LIBOR + 3.00%, 9/30/14	420,964
83	Loan C4, LIBOR + 3.00%, 8/01/14	84,193
	Brenntag Group,
393	LIBOR + 2.50%, 1/18/14	394,200
1,000	LIBOR + 6.50%, 12/31/12	1,010,625
1,607	Loan B2, LIBOR + 2.50%, 12/31/13	1,626,359
500	Loan B6, LIBOR + 2.25%, 9/15/14	675,976
414	Buckeye Technologies, Inc., LIBOR + 2.00%, 4/15/10	414,463
2,000	Cognis Deutschland, Loan B, LIBOR + 4.75%, 11/15/13	2,032,322
848	Compass Minerals Group, Inc., LIBOR + 1.50%, 12/31/12	847,433
5,316	Huntsman Intl. LLC, Loan B, LIBOR + 1.75%, 8/15/12	5,326,832
	Ineos Group Holdings Plc,
2,025	Loan A4, LIBOR + 2.25%, 12/16/12	2,036,137
1,733	Loan B2, LIBOR + 2.25%, 12/16/14	1,750,547
1,733	Loan C2, LIBOR + 2.75%, 12/16/13	1,750,547
2,709	Innophos, Inc., LIBOR + 2.25%, 8/15/10	2,718,120
	Invista B.V.,
2,351	Loan B-1, LIBOR + 1.50%, 4/30/11	2,354,220
1,246	Loan B-2, LIBOR + 1.50%, 4/30/11	1,251,026
2,232	John Maneely Co., Loan B, LIBOR + 3.25%, 12/15/13	2,237,607
218	Kraton Polymers LLC, LIBOR + 2.00%, 12/15/10	218,928
2,271	Nalco Co., Loan B, LIBOR + 1.75%, 11/04/10	2,282,771
491	PQ Corp., LIBOR + 2.00%, 2/28/12	492,683
494	Pregis Corp., Loan B-2, LIBOR + 2.50%, 10/15/12 (EUR)	661,225
498	Professional Paint, Inc., LIBOR + 2.25%, 5/30/12	497,500
2,804	Rockwood Specialties Group, Inc., Loan E, LIBOR + 2.00%, 8/15/12	2,824,130
500	Solutia, LIBOR, 3/31/08	504,375

BlackRock Global Floating Rate Income Trust (BGT) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Basic Materials—(cont'd)
		UPC Technology Corp.,
$ 883		Loan J, LIBOR, 12/31/13 (EUR)	$1,186,274
1,000		Loan K, LIBOR, 3/31/13	1,342,847
		Total Basic Materials	39,799,724
		Building & Development—4.3%
499		Armstrong World Industries, Inc., LIBOR + 1.75%, 10/12/13	499,997
1,247		Beacon Roofing Supply, Inc., Loan B, LIBOR + 2.00%, 10/31/13	1,249,992
2,500		Building Materials America, LIBOR, 3/15/14	2,495,313
		Brand Energy & Infrastructure Services,
500		LIBOR, 2/15/14	500,000
500		LIBOR, 2/15/15	503,125
500		Loan B, LIBOR + 2.25%, 2/15/14	502,344
495		Contech Construction Products, Inc., LIBOR + 2.00%, 2/15/12	497,135
1,500		Custom Building Products, Inc., LIBOR + 5.00%, 4/30/12	1,492,500
2,250		Edge-Star Partners, LIBOR + 4.00%, 11/18/07	2,250,000
1,214		Euramax Intl., Inc., LIBOR + 7.00% , 7/15/13	1,217,321
2,000		Hanley Wood, LIBOR + 2.25%, 3/07/14	1,996,666
498		Nacco Industries, Inc., LIBOR + 2.00%, 3/31/13	499,988
975		Nortek, Inc., Loan B, LIBOR + 3.00%, 8/24/11	978,900
1,737		Ply Gem Industries, Inc., LIBOR + 3.00% , 8/15/11	1,736,875
875		Rhodes Ranch, LIBOR + 3.25%, 11/15/10	873,906
2,475		United Subcontractors, Inc., LIBOR + 2.75%, 12/31/12	2,461,593
		Total Building & Development	19,755,655
		Conglomerates—3.6%
		Atlantis Plastics, Inc.,
5		LIBOR + 2.75%, 9/30/11	4,950
495		LIBOR + 9.00%, 9/30/11	455,400
737		Blount Intl., Loan B, LIBOR + 1.75%, 8/15/10	736,885
4,950		Colfax Corp., LIBOR + 2.25%, 11/30/11 (EUR)	6,645,520
		Invensys Plc,
1,000		Loan A, LIBOR + 2.00%, 12/15/10	1,006,250
1,783		Loan B, LIBOR + 2.13%, 12/15/10 (GBP)	3,512,564
		Jarden Corp.,
250		LIBOR + 1.75%, 1/24/12	250,833
651		Loan B3, LIBOR + 1.75%, 1/15/12	652,494
754		Mueller Group, Inc., Loan B, LIBOR + 2.00%, 9/30/12	759,376
2,433		Polypore, Inc., LIBOR + 3.00%, 11/15/11	2,441,838
		Total Conglomerates	16,466,110
		Consumer Products—11.9%
993		24 Hour Fitness Worldwide, Inc., Loan B, LIBOR + 2.50%, 6/30/12	996,222
		Aearo Technologies, Inc.,
993		LIBOR + 2.50%, 3/31/13	1,001,598
1,000		LIBOR + 6.50%, 9/30/13	1,016,250
750		American Safety Razor Co., LIBOR + 6.25%, 2/15/14	759,375
3,000		Aramark Corp., LIBOR, 1/30/14	3,008,181
450		Arby's Restaurant Group, Inc., Loan B, LIBOR + 2.25%, 7/31/12	453,403
		Berkline Bench Craft,
98	[5]	Loan B, PRIME + 4.75%, 10/31/11	64,823
2,010	[5]	PRIME + 7.00%, 4/30/12	201,010
1,050		Brickman Group Ltd., LIBOR + 2.00%, 1/30/14	1,051,969
750		Bumble Bee Foods LLC, Loan B, LIBOR + 1.75%, 4/30/11	750,000
524		Burlington Coat Factory Warehouse Corp., Loan B, LIBOR + 2.25%, 4/15/13	519,560
492		Centerplate, Inc., LIBOR + 3.25%, 10/15/10	493,712
491		Chiquita Brands Intl., Inc., Loan C, LIBOR + 3.00%, 7/15/13	495,917
995		Coinmach Corp., Loan B-1, LIBOR + 2.50%, 12/15/12	1,003,124
1,613		Commonwealth Brands, Inc., PRIME + 1.25%, 12/15/12	1,619,522
2,221		Cracker Barrel, Loan B, LIBOR + 1.50%, 5/15/13	2,222,796
1,000		David's Bridal, Inc., LIBOR + 2.00%, 1/30/14	995,417
500		Deutsch Connectors, LIBOR + 4.50%, 2/11/16	511,250

BlackRock Global Floating Rate Income Trust (BGT) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Consumer Products—(cont'd)
		Dole Food Co., Inc.,
$ 468		LIBOR + 1.88%, 4/12/13	$467,586
1,046		LIBOR + 2.00%, 4/30/12	1,044,179
3,486		Loan C, LIBOR + 2.00%, 3/31/13	3,480,595
		Eastman Kodak Co.,
271		Loan B1, LIBOR + 2.25%, 10/15/12	271,111
222		Loan B2, LIBOR + 2.25%, 10/15/12	222,115
500		Fender Musical Instruments Corp., LIBOR + 6.00%, 9/30/12	505,000
		Foamex Intl., Inc.,
500		LIBOR + 2.25%, 2/15/13	501,250
250		LIBOR + 4.75%, 2/15/14	253,125
		FoodVest Ltd., (GBP)
438		Loan B, LIBOR + 2.50%, 4/30/14	864,701
438		Loan C, LIBOR + 3.00%, 4/30/15	866,853
		Fresh Start Bakeries, Inc.,
500		LIBOR + 2.50%, 3/31/14	505,000
500		LIBOR + 5.75%, 9/30/13	505,000
474		FTD, Inc., LIBOR, 8/15/13	475,945
350		Gold Toe, LIBOR + 6.00%, 4/30/14	355,250
262		Landry's Restaurants, Inc., Loan B, LIBOR + 1.75%, 12/31/10	262,159
689		Language Line, Inc., Loan B1, LIBOR + 3.25%, 6/14/11	694,245
501		Latimer/Weetabix, LIBOR + 8.00%, 7/26/16	1,015,940
1,000	[5]	Le-Natures, Inc., Loan B, LIBOR + 4.00%, 9/30/11	603,000
1,200		Maidenform, Inc., LIBOR + 1.75%, 5/14/10	1,203,000
891		Mapco Express, Inc., LIBOR + 2.75%, 5/15/11	893,662
1,506		Neiman-Marcus Group, Inc., LIBOR + 2.00%, 4/15/13	1,518,333
1,394		New Page, Loan B, LIBOR + 2.25%, 4/30/12	1,404,572
1,500		Orchard Supply Hardware Stores Corp., Loan B2, LIBOR + 2.45%, 12/09/07	1,515,000
539		Oreck Corp., Loan B, PRIME + 1.75%, 1/31/12	536,768
		Oriental Trading Co.,
995		LIBOR + 2.25%, 6/30/13	998,109
500		LIBOR + 4.75%, 1/30/14	508,125
		OSI Group LLC,
1,706		LIBOR + 2.00%, 9/15/11	1,709,948
1,706		Loan B, LIBOR + 2.00%, 9/15/11	1,709,977
400		PETCO Animal Supplies, Inc., LIBOR + 2.75%, 10/31/12	402,643
1,047		Pierre Foods, Inc., Loan B, LIBOR + 2.25%, 7/15/10	1,050,483
750		Pivotal Promontory LLC, LIBOR + 6.50%, 9/15/11	718,125
1,906		Prestige Brands Holdings, Inc., Loan B, LIBOR + 2.25%, 4/07/11	1,911,122
1,485		Roundy's Supermarkets, Inc., LIBOR + 2.75%, 11/15/11	1,493,910
673		Spectrum Brands, Inc., LIBOR + 3.00%, 1/31/12	678,030
		Sturm Foods, Inc.,
1,375		LIBOR + 2.50%, 1/30/14	1,375,000
750		LIBOR + 7.00%, 6/30/14	750,465
837	[5]	Synventive Acquisition, Inc., LIBOR + 14.00%, 2/17/14	313,842
831		Tupperware Corp., LIBOR + 1.50%, 11/07/12	830,595
375		Warnaco, Inc., Loan B, LIBOR + 1.50%, 1/31/12	375,229
		Wastequip, Inc.,
311		LIBOR + 2.25%, 2/15/13	313,512
689		Loan B, LIBOR + 2.25%, 2/15/13	693,988
		Waterpik Technologies, Inc.,
451		LIBOR + 2.25%, 4/15/13	450,875
750		LIBOR + 6.50%, 10/15/13	746,250
		Total Consumer Products	54,158,746
		Containers & Packaging—4.7%
		Bluegrass Container Co. LLC,
344		LIBOR + 2.25%, 6/30/13	347,349
1,497		LIBOR + 5.00%, 12/30/13	1,524,552
1,151		Loan B, LIBOR + 2.25%, 6/30/13	1,163,306
200		Covalence Specialty Materials Corp., LIBOR + 3.25%, 8/15/13	201,250
		Georgia-Pacific Corp.,
975		LIBOR + 1.75%, 2/28/13	979,552
1,500		LIBOR + 1.75%, 2/28/14	1,502,046

BlackRock Global Floating Rate Income Trust (BGT) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	Containers & Packaging—(cont'd)
	Graham Packaging Co., LP
$ 5,658	LIBOR, 10/01/11	$5,676,353
1,400	Loan B, LIBOR + 2.25%, 10/01/11	1,412,099
3,258	Graphic Packaging Intl., Inc., Loan C, LIBOR + 2.50%, 8/08/10	3,287,959
	Smurfit-Stone Container Enterprises, Inc.,
495	Loan B, LIBOR + 2.00%, 11/01/11	498,591
750	Loan B1, LIBOR + 2.50%, 2/15/15 (EUR)	1,013,941
750	Loan C1, LIBOR + 3.00%, 2/15/14 (EUR)	1,010,654
2,917	Solo Cup, Inc., LIBOR + 3.50%, 2/27/11	2,954,673
	Total Containers & Packaging	21,572,325
	Ecological Services & Equipment—0.6%
	Envirosolutions, Inc.,
927	LIBOR + 3.50%, 2/28/09	934,770
1,073	LIBOR + 3.50%, 7/15/12	1,081,480
500	Global Geophysical, LIBOR, 2/15/14	504,063
	Total Ecological Services & Equipment	2,520,313
	Energy—7.5%
1,500	AES Corp., LIBOR + 1.75%, 4/30/08	1,508,437
532	Astoria Generating Co. Acquisitions LLC, Loan B, LIBOR + 2.00%, 2/23/13	533,824
500	Boart Longyear Co., LIBOR + 7.00%, 10/31/13	508,125
	Coffeyville Resources LLC,
324	LIBOR + 2.50%, 12/21/13	327,703
1,676	Loan D, LIBOR + 3.00%, 12/21/13	1,693,131
	Coleto Creek Power,
127	LIBOR + 2.75%, 7/31/13	127,813
1,863	Loan B, LIBOR + 2.75%, 7/31/13	1,869,459
1,000	Exco Resources, Inc., LIBOR + 5.50%, 10/31/11	1,008,750
	Flint, (EUR)
833	Loan B7, LIBOR + 2.50%, 12/20/14	1,122,080
833	Loan C7, LIBOR + 3.00%, 12/20/15	1,122,080
	Generac Power Systems, Inc.,
990	LIBOR + 2.50%, 11/15/13	994,207
750	LIBOR + 6.00%, 5/15/14	753,750
1,485	Key Energy Services, Inc., Loan C, LIBOR + 2.50%, 8/15/12	1,494,281
962	LSP General Finance Co. LLC, LIBOR + 1.75% , 4/15/13	962,201
	MACH Gen LLC,
70	LIBOR, 2/22/14	70,277
680	LIBOR + 2.00%, 2/22/14	677,988
1,000	McJunkin Corp., Loan B, LIBOR + 2.25%, 1/30/14	1,007,188
496	MEG Energy Corp., Loan B, LIBOR + 2.00%, 4/15/13	500,049
990	Mirant N.A. LLC, Loan B, LIBOR + 1.75%, 1/05/13	991,114
	Northeast Energy,
159	LIBOR + 2.50%, 10/31/13	159,567
750	LIBOR + 4.50%, 10/31/14	758,125
1,341	Loan B, LIBOR + 2.50%, 10/31/13	1,350,183
4,514	NRG Energy, Inc., LIBOR + 2.00%, 1/31/13	4,540,963
358	Petro Geological Services, Loan B, LIBOR + 2.50%, 12/31/12	360,063
	Plum Point Energy Associates,
678	TBD, 3/14/14	684,174
186	Loan B, LIBOR + 3.25%, 3/14/14	187,910
104	Regency Gas, LIBOR + 2.50%, 8/15/13	104,460
1,400	SandRidge Energy, Inc., LIBOR, 3/01/14	1,396,500
2,100	SemCrude LP, LIBOR + 2.25% , 2/28/11	2,099,422
	TPF Generation Holdings LLC,
151	LIBOR + 2.00%, 12/31/13	151,413
47	LIBOR + 2.10%, 12/31/13	47,465
802	Loan B, LIBOR + 2.00%, 4/12/26	806,903
1,486	Trinidad Energy Services Income Trust, LIBOR + 2.50%, 4/15/11	1,489,966
1,000	Western Refining, TBD, 3/15/14	1,002,656

BlackRock Global Floating Rate Income Trust (BGT) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	Energy —(cont’d)
	Wolf Hollow I LP,
$ 500	LIBOR, 12/15/12	$500,000
400	LIBOR + 2.25%, 6/15/12	392,000
100	LIBOR + 2.25%, 6/22/12	98,000
474	Loan B, LIBOR + 2.25%, 6/15/12	464,676
	Total Energy	33,866,903
	Entertainment & Leisure—6.3%
898	Blockbuster Entertainment Corp., Loan B, LIBOR + 3.50%, 8/20/11	906,116
1,122	Cinemark, Inc., Loan B, LIBOR + 1.75%, 10/05/13	1,126,396
750	Edge Las Vegas, LIBOR + 3.50%, 6/15/07	748,125
938	Fairmont Hotels & Resorts, Inc., Loan B, LIBOR + 3.25%, 7/15/11	942,598
1,995	Greektown Holdings LLC, Loan B, LIBOR + 2.50%, 12/15/12	2,009,962
	Green Valley Ranch Gaming LLC,
250	LIBOR, 8/30/14	252,313
482	LIBOR + 2.00%, 1/29/12	483,324
500	LIBOR + 3.25%, 1/29/12	504,625
2,500	Hallmark Entertainment LLC, Loan B, LIBOR + 3.25%, 12/31/11	2,500,000
1,478	Hit Entertainment Ltd., LIBOR + 2.25%, 8/31/12	1,483,041
	Hollywood Theaters, Inc.,
2,500	LIBOR + 7.00%, 1/21/10	2,521,875
1,706	LIBOR + 3.25%, 8/01/09	1,721,180
1,477	Kerasotes Theatres, Inc., Loan B, LIBOR + 2.50%, 11/01/11	1,483,618
2,978	Metro-Goldwyn-Mayer Studios, Inc., Loan B, LIBOR + 3.25%, 4/15/12	2,977,268
750	Riverside Casino & Golf Resort LLC, Loan B, LIBOR + 3.50%, 11/15/12	764,063
750	Time Warner, Inc., Loan B, LIBOR + 2.00%, 10/31/13	753,281
524	Travelport, Inc., LIBOR + 2.50% , 8/31/13	528,387
925	Universal City Development Partners LP, Loan B, LIBOR + 2.00%, 6/30/12	930,660
1,500	Venetian Casino Resorts LLC, Loan B, LIBOR + 1.75% , 6/15/11	1,508,943
	Wembley, Inc.,
1,495	LIBOR + 2.50%, 8/31/12	1,506,221
990	LIBOR + 4.25%, 8/31/11	998,662
1,099	Wyndham Intl., Inc., Loan E, LIBOR + 4.50%, 9/11/07	1,104,847
818	Yellowstone Mountain Club, LIBOR + 2.38%, 10/15/10	817,648
	Total Entertainment & Leisure	28,573,153
	Financial Institutions—11.6%
993	Advantage Sales & Marketing, Inc., LIBOR + 2.00%, 4/15/13	991,673
969	Arias Acquisitions, Inc., LIBOR + 3.75%, 7/30/11	917,950
249	Arrowhead General Insurance Agency, Inc., LIBOR + 3.00%, 8/15/12	250,926
	Asurion Corp.,
979	LIBOR + 3.00%, 8/30/12	990,143
500	LIBOR + 6.25%, 2/28/13	511,250
2,000	Audatex, LIBOR + 5.50%, 10/15/13 (EUR)	2,720,125
955	Avio, LIBOR, 9/25/16	980,888
	Bankruptcy Management,
998	LIBOR + 2.75%, 6/30/11	1,003,111
499	LIBOR + 6.25%, 7/30/12	504,984
4,813	Billing Services Group, LIBOR + 2.50%, 5/05/12 (EUR)	6,428,778
929	BNY Convergex Group LLC, LIBOR + 3.00%, 8/31/13	934,375
1,000	BST Textile, LIBOR, 6/03/09 (EUR)	1,349,209
451	CCC Information Services Group, Inc., Loan B, LIBOR + 2.50%, 2/15/13	452,245
1,247	Charter Mac, Loan B, LIBOR + 2.50%, 8/15/12	1,251,551
748	Conseco, Inc., LIBOR + 2.00%, 9/30/13	749,528
	GS Holdings Corp.,
83	LIBOR + 1.75%, 5/15/11	83,580
627	LIBOR + 1.75%, 5/15/13	627,754
2,943	Jostens, Inc., Loan C, LIBOR + 2.00%, 10/15/11	2,953,667
	Liberato Midco Ltd.,
367	LIBOR + 4.00%, 10/27/16 (GBP)	743,562
500	Loan B1, LIBOR, 10/27/14 (EUR)	676,820
500	Loan C1, LIBOR, 10/27/15 (EUR)	679,646
906	Lucite Intl. Finance Plc, LIBOR + 9.00%, 7/15/14 (EUR)	1,237,383
2,000	Moeller Group, LIBOR, 9/17/12 (EUR)	2,710,440

BlackRock Global Floating Rate Income Trust (BGT) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	Financial Institutions—(cont'd)
$ 659	N.E.W. Holdings I LLC, LIBOR + 2.25%, 8/31/13	$661,829
	Nasdaq Stock Market, Inc.,
974	Loan B, LIBOR + 1.75%, 4/18/12	975,882
564	Loan C, LIBOR + 1.75%, 4/18/12	565,750
1,955	Owens Illinois Group, Inc., Loan B, LIBOR + 1.50%, 6/30/13	2,596,353
1,485	PinnOak Resources LLC, LIBOR + 3.25%, 11/22/12	1,455,300
858	Professional Service, Inc., Loan B, LIBOR + 2.75%, 10/31/12	859,957
499	Renfro Corp., LIBOR + 1.00%, 9/30/13	502,795
1,729	Ripplewood Phosphorus U.S. LLC, LIBOR + 3.25%, 7/16/11	1,729,286
250	RiskMetrics Group Holdings LLC, LIBOR + 5.50%, 6/15/14	253,750
1,119	Sedgewick Claims Management Services, Inc., Loan B, LIBOR + 2.25%, 2/28/13	1,120,717
	TPG Springs Ltd.,
1,757	LIBOR + 5.25%, 3/22/15 (EUR)	2,372,961
886	Loan B, LIBOR + 2.75%, 3/22/13 (GBP)	1,740,807
886	Loan C, LIBOR + 3.25%, 3/22/14 (GBP)	1,746,412
	TransFirst Holdings, Inc.,
1,000	LIBOR + 6.25%, 8/09/13	1,008,750
995	Loan B, LIBOR + 2.50%, 8/09/12	999,975
	United Biscuits,
1,651	Loan B1, LIBOR + 2.50%, 12/31/14 (GBP)	3,296,050
535	Loan B2, LIBOR, 12/31/14 (EUR)	724,482
457	USI Holdings Corp., Loan B, LIBOR + 2.25%, 7/30/08	457,215
	Total Financial Institutions	52,817,859
	Health Care—7.0%
3,297	Arizant, Inc., LIBOR + 3.25%, 8/15/10	3,313,045
2,345	Community Health Systems, Inc., LIBOR + 1.75%, 8/15/11	2,351,547
3,100	Concentra Operating Corp., Loan B, LIBOR + 2.00%, 9/30/11	3,103,694
335	Duloxetine Royalty, LIBOR + 4.50%, 10/15/13	334,513
500	Emdeon Business Services LLC, LIBOR, 5/30/14	510,000
2,000	Health Mamagement Associates, LIBOR + 1.75%, 2/15/14	2,005,312
5,970	HealthSouth Corp., Loan B, LIBOR + 2.50%, 3/15/13	5,995,104
2,925	IASIS Healthcare Corp., Loan B, LIBOR + 2.25%, 6/30/11	2,946,937
1,370	Jean Coutu Group, Inc., Loan B, LIBOR + 2.50%, 6/30/11	1,370,260
437	Multiplan, Inc., LIBOR + 2.50%, 4/15/13	440,351
497	National Renal Institutes, Inc., Loan B, LIBOR + 2.25%, 4/15/13	496,566
	Quintiles Transnational Corp.,
993	LIBOR + 2.00%, 3/31/13	992,811
250	LIBOR + 4.00%, 3/31/14	253,125
983	Select Medical Corp., Loan B, LIBOR + 2.00%, 2/28/12	977,922
2,989	US Oncology, Inc., LIBOR + 2.25%, 6/30/11	3,006,261
983	Vanguard Health Holding Co. II LLC, LIBOR + 2.25%, 9/30/11	988,294
	Warner Chilcott Corp.,
416	LIBOR + 2.00%, 1/18/12	416,622
1,891	Loan B, LIBOR + 2.00%, 1/18/11	1,899,069
519	Loan C, LIBOR + 2.00%, 1/18/11	521,389
	Total Health Care	31,922,822
	Industrials—3.3%
1,492	Acosta, Inc., LIBOR + 2.25%, 8/15/13	1,502,451
	Bolthouse Farms, Inc.,
990	LIBOR + 2.25%, 12/01/12	993,404
500	LIBOR + 5.50%, 12/16/13	505,625
333	Chart Industries, Inc., Loan B, LIBOR + 2.00%, 10/15/12	334,583
1,850	Drummond Co., Inc., LIBOR + 1.50%, 2/15/12	1,803,750
	Kion Group,
250	Loan B, LIBOR, 3/15/15	253,476
250	Loan C, LIBOR, 3/15/16 (EUR)	254,726
500	Loan D, LIBOR, 9/15/16	684,385
	Novelis, Inc.,
199	Loan B, LIBOR + 2.25%, 1/13/10	199,136
346	Loan B, LIBOR + 2.25%, 12/30/11	345,868
2,500	Oshkosh Truck Corp., Loan B, LIBOR + 2.00%, 11/30/13	2,508,482
625	QTC Acquisition, Inc., LIBOR + 6.50%, 5/04/13	626,563

BlackRock Global Floating Rate Income Trust (BGT) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	Industrials—(cont'd)
	Standard Steel LLC,
$ 82	1.00%, 7/15/12	$82,600
416	Loan B, LIBOR + 2.50%, 7/15/12	417,184
998	Stolle Machinery Co. LLC, LIBOR + 2.50%, 9/29/13	1,003,111
1,263	Thermo Fluids, Inc., Loan B, LIBOR + 3.00%, 8/15/11	1,263,477
2,000	Tinnerman Palnut Engineered Products, Inc., LIBOR + 7.75%, 11/01/11	1,880,000
	Trimas Corp.,
94	LIBOR + 2.75%, 7/31/11	95,039
405	Loan B, LIBOR + 2.75%, 7/31/13	410,806
	Total Industrials	15,164,666
	Media—21.8%
475	Affinion Group, Inc., LIBOR, 3/01/12	463,125
	American Lawyers Media, Inc.,
1,706	LIBOR + 2.50%, 3/15/10	1,706,364
2,000	LIBOR + 5.75%, 3/07/11	2,000,000
1,000	American Media Operations, Inc., Loan B, LIBOR + 3.00%, 1/31/13	1,004,792
1,000	Audio Visual Services Group, Inc., LIBOR + 5.50%, 9/15/14	1,003,125
250	Bresnan Communications Group LLC, LIBOR + 4.50%, 4/15/14	253,594
8,398	Cablecom SCA, Loan A, LIBOR, 12/31/10 (CHF)	6,911,207
3,970	Cablevision Systems Corp., LIBOR + 1.75%, 3/31/13	3,982,406
	Casema Kabelcom (EUR),
750	Loan B, LIBOR + 2.50%, 9/30/14	1,013,785
875	Loan B1, LIBOR + 2.50%, 9/30/14	1,182,868
875	Loan C, LIBOR, 9/30/15	1,188,685
750	Loan C, LIBOR + 3.00%, 9/30/15	1,018,920
6,000	Cequel Communications LLC, LIBOR + 2.25%, 11/01/13	6,007,500
3,500	Charter Communications Holdings LLC/Charter Communication Holdings Capital Corp., LIBOR + 2.63%,
	4/28/13	3,492,016
3,235	Dex Media East LLC/Dex Media East Finance Co., Loan B, LIBOR + 1.50%, 12/31/08	3,229,599
	Dex Media West LLC/Dex Media Finance Co.,
780	Loan B1, LIBOR + 1.50%, 9/09/10	778,708
1,406	Loan B2, LIBOR + 1.50%, 9/01/09	1,404,297
500	Emmis Communications Corp., LIBOR + 2.00%, 10/31/13	502,952
	Gatehouse Media Operating, Inc.,
592	LIBOR + 0.50%, 9/15/14	590,188
1,386	Loan B, LIBOR + 1.75%, 9/15/14	1,384,137
5,000	Idearc, Inc., Loan B, LIBOR + 2.00%, 11/15/14	5,028,750
4,000	KDG Media Technologies AG, Loan A, LIBOR + 2.00%, 3/31/12 (EUR)	5,376,043
500	Knology, LIBOR + 2.25%, 3/15/12	500,625
1,485	Liberty Cablevision of Puerto Rico Ltd., LIBOR + 2.25%, 2/15/13	1,489,641
1,500	Mediacom Broadband LLC, Loan D1, LIBOR + 1.75%, 1/31/15	1,499,532
1,754	Mediacom Communications Corp., Loan A, LIBOR + 2.00%, 3/31/10	1,740,154
1,975	Mediacom Illinois LLC, Loan C, LIBOR + 1.75%, 1/15/15	1,976,234
1,922	Mission Broadcasting, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,917,689
400	Multicultural Radio Broadcasting, Inc., LIBOR + 2.75%, 12/15/12	401,000
1,000	National CineMedia, Inc., Loan B, LIBOR + 1.75%, 2/28/15	1,001,250
	New Wave Communications,
230	LIBOR, 6/20/13	230,000
1,015	LIBOR + 3.25%, 6/20/13	1,015,250
1,821	Nexstar Finance, Inc., Loan B, LIBOR + 1.75%, 8/14/12	1,817,175
3,491	Nielsen Finance LLC/Nielsen Finance Co., Loan B, LIBOR + 2.25%, 8/15/13	3,518,527
	PagesJaunes Groupe SA (EUR),
1,000	Loan B2, LIBOR + 2.25%, 1/11/15	1,354,126
1,000	Loan C, LIBOR + 2.75%, 1/11/16	1,354,126
500	Loan D, LIBOR + 4.25%, 1/11/17	687,545
	Penton Media, Inc.,
1,125	LIBOR + 2.25%, 2/15/13	1,128,750
1,000	LIBOR + 5.00%, 2/15/14	1,008,750
1,000	Persona Communications, Inc., LIBOR + 6.00%, 4/30/14	1,006,250
	Prysmian Cables & Systems
2,000	LIBOR, 1/28/15 (EUR)	2,708,436
2,034	Loan B3A, LIBOR + 2.50%, 8/22/14	2,038,684
508	Loan C5A, LIBOR + 3.00%, 8/22/15	510,942

BlackRock Global Floating Rate Income Trust (BGT) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	Media—(cont'd)
$ 750	Puerto Rico Cable Acquisition Co., LIBOR + 6.25%, 7/31/11	$755,625
743	Quebecor Media, Inc., Loan B, LIBOR + 2.00%, 1/17/13	746,522
2,079	RH Donnelley, Inc., Loan D2, LIBOR + 1.50%, 12/31/11	2,079,015
	TDC (EUR),
1,250	Loan B, LIBOR, 11/12/14	1,685,849
1,250	Loan C2, LIBOR, 11/12/15	1,692,749
	Univision Communications,
604	LIBOR, 9/15/14	603,478
1,000	LIBOR, 3/31/16	998,750
5,638	Loan B, LIBOR, 9/15/14	5,632,459
500	Wide Open West Finance LLC, Loan B, LIBOR + 2.25%, 4/30/13	502,917
1,902	WMG Acquisition Corp., LIBOR + 2.00%, 4/08/11	1,906,924
2,500	Yell Group Plc, Loan B, LIBOR + 2.00%, 2/15/13 (EUR)	3,374,935
989	Young Broadcasting, Inc., LIBOR + 2.50%, 11/01/12	991,963
	Total Media	99,398,933
	Real Estate—1.3%
904	Acoustical Materials, LIBOR + 2.75%, 4/30/12	895,046
2,250	Foster Wheeler Ltd., LIBOR - 0.10%, 9/15/11	2,255,625
1,641	Headwaters, Inc., LIBOR + 2.00%, 4/30/11	1,643,701
250	Kyle Acquisition Group LLC, Loan B, LIBOR + 3.50%, 7/20/09	252,813
491	Masonite Intl. Corp., LIBOR + 2.00% , 3/31/13	483,382
372	Stewart Enterprises, Inc., Loan B, LIBOR + 1.75%, 11/30/11	372,148
	Total Real Estate	5,902,715
	Technology—4.3%
465	Activant Solutions, Inc., Loan B, LIBOR + 2.00%, 4/30/13	465,449
743	Affiliated Computer Services, Inc., Loan B, LIBOR + 2.00%, 3/31/13	743,428
1,500	ClientLogic Corp., LIBOR + 2.50%, 1/30/14	1,510,000
500	Electrical Components Intl. Holdings Co., LIBOR + 6.50%, 5/19/14	503,750
	Intergraph Corp.,
500	LIBOR + 2.25%, 5/15/14	502,292
750	LIBOR, 11/15/14	764,531
997	Marvell Technology Group Ltd., Loan B, LIBOR + 2.00%, 11/06/09	1,001,859
	RedPrairie Corp.,
1,250	LIBOR + 6.50%, 1/31/13	1,262,500
995	Loan B, LIBOR, 7/31/12	995,000
1,500	San Juan Cable, LIBOR + 6.50%, 3/15/13	1,501,875
	Sensata Technologies BV,
1,493	LIBOR + 2.00%, 4/30/13 (EUR)	2,000,164
1,990	Loan B, LIBOR + 1.75%, 4/27/13	1,986,947
218	SS&C Technologies, Inc., LIBOR + 2.50%, 11/04/12	219,288
2,463	SunGard Data Systems, Inc., Loan B, LIBOR + 2.00%, 1/05/13	2,480,969
2,027	UGS Corp., LIBOR + 1.75%, 5/30/11	2,027,090
1,179	Westcom Corp., Loan B, LIBOR + 2.75%, 12/31/10	1,179,443
500	Wire Rope Corp., LIBOR + 2.25%, 1/30/14	503,322
	Total Technology	19,647,907
	Telecommunications—9.6%
1,985	Atlantic Broadband Finance LLC, Loan B2, LIBOR + 2.25%, 1/30/11	2,002,372
500	Cavalier Telephone Corp., Loan B, LIBOR + 4.75%, 11/30/12	507,500
2,169	Centennial Cellular Operating Co., LIBOR + 2.00%, 2/09/11	2,183,576
500	Country Road Communications LLC, LIBOR + 7.75%, 6/30/13	505,000
	Eircom Group Plc (EUR),
3,000	Loan B, LIBOR + 2.38%, 9/15/14	4,013,277
3,000	Loan C, LIBOR + 2.75%, 9/15/15	4,052,479
1,000	Loan D, LIBOR, 3/15/16	1,367,368
4,000	Insight Midwest Holdings LLC, Loan B, LIBOR + 2.00%, 4/03/14	4,028,332
2,000	Iowa Telecommunications Services, Inc., Loan B, LIBOR + 1.75%, 11/30/11	2,013,750
748	IPC Acquisition Corp., LIBOR + 2.50%, 8/15/12	753,736
990	Madison River Capital LLC, Loan B1, LIBOR + 2.25%, 7/31/12	991,467
1,730	NTELOS, Inc., LIBOR + 2.25%, 2/24/10	1,737,759
	NTL Investment Holding Ltd. (GBP),
2,420	Loan B-2, LIBOR + 2.13%, 9/03/12	4,773,891
1,500	Loan C, LIBOR + 2.75%, 3/03/13	3,027,873
746	Nuvox Communications, LIBOR + 5.00%, 5/15/12	749,981

BlackRock Global Floating Rate Income Trust (BGT) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Telecommunications—(cont'd)
$ 446		Triton PCS, Inc., LIBOR + 3.25%, 11/15/09	$448,723
3,000		West Corp., Loan B2, LIBOR + 2.38%, 10/31/13	3,018,375
		Wind Acquisition Finance S.A. (EUR),
1,664		Loan A1, LIBOR + 2.00%, 6/17/12	2,224,641
2,000		Loan B1, LIBOR + 2.50%, 7/31/12	2,686,728
2,000		Loan C1, LIBOR + 3.25%, 7/31/13	2,700,087
		Total Telecommunications	43,786,915
		Transportation—1.8%
824		Delta Air Lines, Inc., Loan A, LIBOR + 2.75%, 4/15/08	825,761
398		Kenan Advantage Group, LIBOR + 3.00%, 12/15/11	401,474
327		Sirva Worldwide, Inc., LIBOR + 6.25%, 12/31/09	318,939
3,000		U.S. Airways, Loan B, LIBOR, 3/22/14	3,008,751
1,500		United Air Lines, Inc., Loan B, LIBOR + 2.00%, 1/30/14	1,499,413
1,863		Vanguard Car Rental Holdings, Inc., Loan B, LIBOR + 3.00%, 6/30/13	1,880,127
		Total Transportation	7,934,465
		Total Bank Loans	524,488,827
		Foreign Government Bonds—20.3%
3,840		Argentina Republic, 5.475%, 8/03/12	2,759,040
2,904		Bolivarian Republic of Venezuela, 11.00%, 12/18/07	2,904,326
		Federative Republic of Brazil,
475		10.25%, 6/17/13	592,088
9,435	[2]	11.10%, 6/29/09	10,548,330
1,600		Islamic Republic of Pakistan, 6.75%, 2/19/09	1,600,133
4,356		Kingdom of Morocco, 6.344%, 1/05/09	4,385,171
800	[4]	Malaysia, 8.75%, 6/01/09	857,556
2,400	[4]	Republic of Chile, 6.875%, 4/28/09	2,485,200
1,200	[2]	Republic of Colombia, 8.90%, 3/17/13	1,329,000
3,200		Republic of Costa Rica, 9.335%, 5/15/09	3,448,000
2,000		Republic of Panama, 8.25%, 4/22/08	2,058,000
		Republic of Peru,
5,264		6.072%, 3/07/17	5,250,840
2,400		9.125%, 1/15/08	2,460,000
2,400	[4]	Republic of South Africa, 7.375%, 4/25/12	2,607,000
2,400		Republic of the Philippines, 8.875%, 4/15/08	2,481,062
950		Republic of Uruguay, 6.875%, 1/19/16 (EUR)	1,359,085
		Republic of Venezuela,
4,000	[2]	6.36%, 4/20/11 (EUR)	3,963,600
4,800		9.125%, 6/18/07 (EUR)	4,843,200
2,000		11.00%, 3/05/08 (EUR)	2,814,583
4,000		Russian Federation, 10.00%, 6/26/07	4,037,200
2,735		Turkey, 7.00%, 9/26/16	2,782,862
		Ukraine,
2,800	[1]	6.875%, 3/04/11	2,894,500
16,100	[1,2]	8.775%, 8/05/09	17,106,250
		United Mexican States,
4,800	[2,4]	6.06%, 1/13/09	4,840,800
10,000		8.00%, 12/24/08 (MXN)	915,453
9,820		9.00%, 12/22/11 (MXN)	943,012
		Total Foreign Government Bonds	92,266,291
Shares
		Common Stocks—0.0%
947	[6]	Critical Care Systems Intl., Inc.	5,919
		Total Long-Term Investments (cost $712,710,792)	718,809,596

BlackRock Global Floating Rate Income Trust (BGT) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		SHORT-TERM INVESTMENTS—0.5%
		U.S. Government and Agency Discount Notes—0.5%
		Federal Home Loan Bank Disc. Notes,
$ 1,325	[7]	5.169%, 4/11/07 N/A	$1,323,101
1,000	[7]	5.172%, 4/13/07 N/A	998,280
		Total Short-Term Investments (cost $2,321,381)	2,321,381
		Total Investments—158.5% (cost $715,032,1738)	$721,130,977
		Liabilities in excess of other assets (including $25,221,218 in payable for investments purchased)—(5.0)%	(22,492,266)
		Preferred shares at redemption value, including dividends payable —(53.5)%	(243,552,345)
		Net Assets Applicable to Common Shareholders—100%	$455,086,366

1

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2007, the Trust held 8.3% of its net assets, with a current market value of $37,797,417, in securities restricted as to resale.

2	Variable rate security. Rate shown is interest rate as of March 31, 2007.

3	Security is fair valued.

4	Entire or partial principal amount pledged as collateral for reverse repurchase agreements.

5	Issuer is in default and/or bankruptcy.

6	Non-income producing security.

7	Rate shown is the yield to maturity as of the date of purchase.

8

Cost for federal income tax purposes is $709,684,677. The net unrealized appreciation on a tax basis is $11,446,300, consisting of $14,230,125 gross unrealized appreciation and $2,783,825 gross unrealized depreciation.

For Trust compliance purposes, the Trust's sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

KEY TO ABBREVIATIONS
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
TBD — To be determined
PRIME — Prime Rate

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    BlackRock Global Floating Rate Income Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007